Retirement benefit obligations - Estimated benefit payments (Details)	Dec. 31, 2023 CHF (SFr)
Not later than one year
Defined benefit plans
Estimated defined benefit payments	SFr 790,000
Later than one year and not later than two years
Defined benefit plans
Estimated defined benefit payments	523,000
Later than two years and not later than three years
Defined benefit plans
Estimated defined benefit payments	372,000
Later than three years and not later than four years
Defined benefit plans
Estimated defined benefit payments	371,000
Later than four years and not later than five years
Defined benefit plans
Estimated defined benefit payments	538,000
Later than five years and not later than ten years
Defined benefit plans
Estimated defined benefit payments	SFr 2,697,000